Equity - Share Capital and Share Premium (Details) - EUR (€)							6 Months Ended		12 Months Ended
	Dec. 23, 2021	Jun. 22, 2021	Apr. 23, 2021	Dec. 30, 2020	Dec. 04, 2020	Jul. 08, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 03, 2021	Jun. 30, 2020	Jun. 12, 2020	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Net movement in treasury shares									€ 479,000,000	€ 224,000,000	€ 85,000,000
Equity							€ 28,684,000,000	€ 18,260,000,000	€ 28,684,000,000	€ 18,260,000,000	€ 25,450,000,000				€ 26,980,000,000
Capital reduction by means of a redemption of treasury shares (in percentage)												1.65%
Aggregate amount of approved securities issuance	€ 25,000,000,000
Treasury Shares
Disclosure of classes of share capital [line items]
Number of shares (in shares)							139,329,370	98,231,380	139,329,370	98,231,380	77,562,635				65,496,120
Net movement in treasury shares									€ 459,000,000	€ 195,000,000	€ 80,000,000
Capital reduction (shares)			(82,896,466)
Equity							€ (547,000,000)	€ (476,000,000)	(547,000,000)	(476,000,000)	(766,000,000)				€ (686,000,000)
Share capital
Disclosure of classes of share capital [line items]
Number of shares (in shares)			5,443,534,596
Par value per share (EUR per share)				€ 1
Net movement in treasury shares			€ 82,896,466
Equity	5,779,048,020	€ 5,638,053,507	5,443,534,596	€ 5,526,431,062		€ 5,328,437,672	5,779,000,000	5,526,000,000	5,779,000,000	5,526,000,000	5,192,000,000				5,192,000,000
Capital increase	€ 140,994,513	€ 194,518,911		€ 197,993,390		€ 136,305,986
Number of shares issued as dividends (in shares)	140,994,513	194,518,911		197,993,390		136,305,986
Share premium
Disclosure of classes of share capital [line items]
Net movement in treasury shares			€ 305,000,000
Equity							4,233,000,000	4,538,000,000	4,233,000,000	4,538,000,000	€ 4,538,000,000				€ 4,538,000,000
Ordinary shares
Disclosure of classes of share capital [line items]
Share capital amount							€ 5,779,048,020	€ 5,526,431,062	€ 5,779,048,020	€ 5,526,431,062
Number of shares (in shares)							5,779,048,020	5,526,431,062	5,779,048,020	5,526,431,062
Par value per share (EUR per share)	€ 1	€ 1	€ 1		€ 1	€ 1	€ 1	€ 1	€ 1	€ 1			€ 1
Capital reduction (shares)	140,994,513				197,993,390		194,518,911	136,305,986
Maximum authorized share capital							€ 2,596,065,843		€ 2,596,065,843					€ 2,596,065,843
Treasury Shares
Disclosure of classes of share capital [line items]
Par value per share (EUR per share)			€ 1